Other reserves (Tables)	12 Months Ended
Dec. 31, 2021
Other reserves..
Schedule of other reserves

	General
	revenue	Translation
	reserve	reserve	Total
	€	€	€
Balance at December 31, 2019	(6,650,858)	803,764	(5,847,094)
Foreign currency translation adjustment	—	(520,180)	(520,180)
Dividends	(40,616,470)	—	(40,616,470)
Parent Investment – Carve Out Adjustment	25,780,700	—	25,780,700
Balance at December 31, 2020	(21,486,628)	283,584	(21,203,044)
Foreign currency translation adjustment	—	870,178	870,178
Dividends	(18,730,378)	—	(18,730,378)
Acquisition of subsidiary	(500,000)		(500,000)
Parent Investment – Carve Out Adjustment	7,881,351	—	7,881,351
Balance at December 31, 2021	(32,835,655)	1,153,762	(31,681,893)